Acquisitions - Ohio Grown Therapies, LLC (Details) - Ohio Grown Therapies, LLC license - USD ($) $ in Millions	1 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	May 31, 2019
Asset acquisition
Agreement for option to acquire license			$ 20.0
Amount paid in cash	$ 7.5	$ 7.5	$ 5.0
Total consideration	20.0
Transaction costs incurred and expensed	$ 0.1